Hartford Schroders International Multi-Cap Value Fund Investment Strategy - Hartford Schroders International Multi-Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its total assets in a diversified portfolio of equity securities, or derivative investments that provide exposure to equity securities, of companies located outside of the United States that the Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), consider to offer attractive valuations. The Sub-Advisers apply a proprietary quantitative investment analysis that seeks to capture the high returns historically available from value stocks. The Sub-Advisers do not consider benchmark weights when they construct the Fund’s portfolio. The Sub-Advisers believe that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a “bottom-up” approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The Sub-Advisers seek to select relatively inexpensive stocks of issuers located anywhere in the world based on an evaluation of a number of valuation metrics including: dividends, cash-flow, earnings, sales and asset-based measures. There is also a focus on high quality companies within this universe defined using metrics including: profitability, stability, financial strength, structural growth, and corporate governance. Geographic and sector allocations are principally the result of this selection. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. The Sub-Advisers generally sell securities in the Fund when the Sub-Advisers believe they are fully priced or to take advantage of other investments the Sub-Advisers consider more attractive.The Fund may invest in companies of any market capitalization. The equity securities in which the Fund may invest include, but are not limited to, common stock and preferred stock. The Fund may trade securities actively. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. Although the Fund may invest in any country in the world, including “emerging market” countries, the Sub-Advisers expect that a substantial portion of the Fund’s investments will normally be in countries included in the MSCI ACWI ex USA Index. The Sub-Advisers will consider an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or it is domiciled or has its principal place of business located in and its equity securities are principally traded in that country, or if the Sub-Advisers determine that the issuer has more than 50% of its assets in, or derives more than 50% of its revenues from, that country.The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to, futures contracts and foreign exchange forwards. The Fund may enter into these transactions for hedging purposes, to gain exposure to certain issuers or market sectors, and/or for purposes of efficient portfolio management, including equitizing cash or as part of the Fund’s risk management process. Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), under normal circumstances, the Fund will invest at least 80% of its assets in securities of value companies. The Sub-Advisers will determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI ex USA Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio, price-to-earnings (P/E) ratio, price-to-sales (P/S) ratio, Enterprise Value to Earnings Before Interest, Taxes, Depreciation and Amortization (EV/EBITDA) ratio and/or dividend yield (DY) compares to the MSCI ACWI ex USA Index (Net). A company may be determined to be a value company based on one or more of these factors.